Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the period ended December 31, 2022	$ 763,580	$ 652,653
For the period ended December 31, 2023	874,687	888,152
For the period ended December 31, 2024	827,773	821,296
For the period ended December 31, 2025	846,523	841,600
For the period ended December 31, 2026	865,517	860,551
Thereafter	2,251,381	2,478,412
Total	6,429,461	6,542,664
Less: Present value discount	(2,282,501)	(2,407,862)
Lease liability	$ 4,146,960	$ 4,134,802	$ 321,004